GOODWILL - Changes in the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill - Changes In Period
Balance at the end of the previous year	R$ 42,411.3	R$ 40,023.5
Effects of movements in foreign exchange in the balance sheet	(3,510.6)	1,255.3
Effect of application of IAS 29 (hyperinflation)	1,709.9	1,092.4
Acquisitions, (write-offs) and disposal through business combinations	(16.6)	40.1
Balance at the end of the year	R$ 40,594.0	R$ 42,411.3